Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

18. Property, plant and equipment

Changes in items of property, plant and equipment in 2022 are as follows:

	Land and buildings	Plant and machinery	Industrial and commercial equipment	Other tangible assets	Assets under construction and advances	Total
	(EUR thousand)
Cost
At January 1, 2021	148,331	375,902	41,189	11,316	61,293	638,031
Additions	2,060	26,826	3,862	913	82,970	116,631
Disposals	(141)	(7,759)	(1,188)	(421)	(35)	(9,544)
Reclassifications	7,719	44,412	2,027	856	(55,014)	—
Exchange differences	1,946	6,358	379	227	732	9,642
At December 31, 2021	159,915	445,739	46,269	12,891	89,946	754,760
Additions	2,306	39,399	3,524	1,337	247,961	294,527
Disposals	(293)	(2,693)	(18)	(249)	(61)	(3,314)
Reclassifications	1,386	33,917	1,467	821	(37,591)	—
Exchange differences	3,109	7,402	398	382	(1,728)	9,563
At December 31, 2022	166,423	523,764	51,640	15,182	298,527	1,055,535

Depreciation and impairment
At January 1, 2021	63,563	222,804	29,900	8,107	—	324,374
Depreciation charge for the year	5,319	29,549	5,660	1,206	—	41,734
Impairment	—	547	396	—	—	943
Disposals	(140)	(7,330)	(1,053)	(410)	—	(8,933)
Exchange differences	689	2,912	154	170	—	3,925
At December 31, 2021	69,431	248,482	35,057	9,073	—	362,043
Depreciation charge for the year	5,948	36,628	6,250	1,512	—	50,338
Impairment	—	44	—	—	—	44
Disposals	(293)	(2,210)	(5)	(240)	—	(2,748)
Exchange differences	793	3,291	130	243	—	4,457
At December 31, 2022	75,879	286,235	41,432	10,588	—	414,134

Net book value
At December 31, 2022	90,544	237,529	10,208	4,594	298,527	641,402
At December 31, 2021	90,484	197,257	11,212	3,818	89,946	392,717

The Group’s property, plant and equipment mainly include:

-
Land and buildings in the amount of EUR 90,544 thousand as at December 31, 2022 and EUR 90,484 thousand as at December 31, 2021, mainly consisting of industrial properties;
-
Plant and machinery in the amount of EUR 237,529 thousand as at December 31, 2022 and EUR 197,257 thousand as at December 31, 2021 including machine and equipment for producing glass and plastic containers for pharmaceutical use;
-
Assets under construction and advances in the amount of EUR 298,527 thousand as at December 31, 2022 and EUR 89,946 thousand as at December 31, 2021, including investments in production lines and machinery not yet completed and expected to enter into use in the coming years and the ongoing investments in the new facilities.

The yearly increase in property, plant and equipment amounts to EUR 294,527 thousand, of which 90% to support the Group growth strategy.

Increase in Land and buildings principally concerns the expansion of the industrial facilities mainly in the Mexican production plant.

The overall increases in Plant and machinery, considering both the yearly additions and the reclassification from assets under construction, amount to EUR 73,316 thousand and mainly refer to the purchase of new production equipment necessary to guarantee a high product quality standard and a high production capacity, characteristics necessary to consolidate the company's position in the biopharmaceutical market.

Assets under construction, amounted to EUR 298,527 thousand at December 31, 2022 and EUR 89,946 thousand at December 31, 2021, includes investments in production lines and machines for syringes, vials and cartridges production which have not yet been completed but are expected to enter into use in the coming years. This category also includes the investment for the new EZ-fill® plant in Latina, the investment for the new EZ-fill® hub in China, a new building in Piombino Dese, that will host both corporate offices and production areas, and the investments for the construction of the new U.S. facility in Fishers, Indiana. This latter is expected to begin validation activities in the fourth quarter of 2023 with revenue generation beginning in 2024. The U.S. hub enables Stevanato Group to be in closer proximity to its North America pharmaceutical customers and to provide an additional supply source for its mission critical products to serve customers better. The plant, which is expected to be up to 565,000 square feet, will support the expansion and production of Stevanato Group’s EZ-Fill® solutions for bio-pharmaceutical use. The decision to follow a modular approach allows the Group to be flexible in modifying or changing the capacity to meet market demand. The facility will house production lines to produce EZ-Fill® syringes and vials. In line with customer demand and as a result of the increased production capacity, the Group expect to better support customers’ needs for biologics and vaccine treatments. As part of this capital project, in February 2022, Stevanato Group entered into an agreement with the U.S. government’s Biomedical Advanced Research and Development Authority (BARDA), which is part of the U.S. Department of Health and Human Services, through its partnership with the U.S. Department of Defense. Under the agreement, BARDA will make a multi-year contribution for up to approximately USD 95 million (or approximately EUR 85 million) for manufacturing capacity for standard and EZ-Fill® vials in support of U.S. national defense readiness and preparedness programs for current and future public health emergencies.

As at December 31, 2022 committed orders related to the ongoing investments equaled approximately EUR 270 million, net of the expected contribution from BARDA.

At the year end, no impairment indicators have been identified and furthermore no need to reassess useful life of property, plants and equipment.